Consolidated Statement of Income (Parenthetical) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Income [Abstract]
of which: based on Effective Interest Rate Method	€ 36.5	€ 34.0	€ 19.8